RELATED PARTY TRANSACTIONS (Schedule of transactions with related parties including key management personnel) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Related Party Transactions [Abstract]
Consulting fees paid to a director	$ 65,000	$ 125,000
Amounts paid to CEO or companies controlled by CEO for leases	1,001,214	1,239,090
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	2,078,229	6,584,146
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	200,000
Salary paid to directors and officers	438,162	398,950
Share-based compensation	22,128	153,426
Expenses from transactions with related party	$ 3,804,733	$ 8,700,612